RECEIVABLE FOR BITCOIN COLLATERAL,NET	12 Months Ended
Dec. 31, 2024
RECEIVABLE FOR BITCOIN COLLATERAL,NET
RECEIVABLE FOR BITCOIN COLLATERAL,NET

8.RECEIVABLE FOR BITCOIN COLLATERAL, NET

	As of December 31,
	2024
	RMB	US$
Receivables for bitcoin collateral	619,262,199	84,838,573
Less: allowance for receivables for bitcoin collateral	(2,204,434)	(302,006)
Total receivable for bitcoin collateral, net	617,057,765	84,536,567

The movement in the allowance for receivables for bitcoin collateral was as follows:

	As of December 31,
	2024
	RMB	US$
Balance as of January 1	—	—
Addition	(2,204,434)	(302,006)
Balance as of December 31	(2,204,434)	(302,006)

As of December 31, 2024, all of the Company’s bitcoins were posted as collateral. These bitcoins had a total cost basis of approximately RMB644.4 million and a fair value of approximately RMB619.2 million. The loss from change in fair value of receivable for bitcoin collateral of approximately RMB25.2 million has been recorded in earnings.